Taxation	12 Months Ended
Dec. 31, 2024
Income taxes paid (refund) [abstract]
Taxation	6. Taxation6A. INCOME TAX

Income tax on the profit for the year comprises current and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised directly in equity.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the balance sheet date, and any adjustments to tax payable in respect of previous years.
Current tax in the consolidated income statement will differ from the income tax paid in the consolidated cash flow statement primarily because of deferred tax arising on temporary differences and payment dates for income tax occurring after the balance sheet date.
Unilever is subject to taxation in the many countries in which it operates. The tax legislation of these countries differs, is often complex and is subject to interpretation by management and the government authorities. These matters of judgement give rise to the need to create provisions for tax payments that may arise in future years with respect to transactions already undertaken. Provisions are made against individual exposures and take into account the specific circumstances of each case, including the strength of technical arguments, recent case law decisions or rulings on similar issues and relevant external advice. The provision is estimated based on one of two methods, the expected value method (the sum of the probability-weighted amounts in a range of possible outcomes) or the single most likely amount method, depending on which is expected to better predict the resolution of the uncertainty.

Tax charge in income statement	€ million 2024	€ million 2023	€ million 2022
Current tax
Current year	(2,835)	(2,261)	(2,206)
Pillar 2 income taxes	(9)	–	–
Over/(under) provided in prior years	191	9	(61)
	(2,653)	(2,252)	(2,267)
Deferred tax
Origination and reversal of temporary differences	121	22	153
Changes in tax rates	(2)	7	28
Recognition of previously unrecognised losses brought forward	34	24	18
	153	53	199
	(2,500)	(2,199)	(2,068)
The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

Reconciliation of effective tax rate	% 2024	% 2023	% 2022
Computed rate of tax(a)	25	25	25
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(2)	(2)	(2)
Withholding tax on dividends	3	2	2
Expenses not deductible for tax purposes	2	1	1
Irrecoverable withholding tax	1	1	1
Income tax reserve adjustments – current and prior year	–	(1)	–
Impact of disposals	2	(2)	(6)
Others	(2)	–	(1)
Effective tax rate	29	24	20
(a)The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.
Our tax rate is reduced by incentive tax credits, the benefit from preferential tax regimes that have been legislated by the countries and provinces concerned in order to promote economic development and investment. The tax rate is increased by business expenses which are not deductible for tax, such as entertainment costs and some interest expense and by irrecoverable withholding taxes on dividends paid by subsidiary companies and on other cross-border payments such as royalties and service fees, which cannot be offset against other taxes due. Uncertain tax provisions excluding the related interest amounted to €888 million (2023: €820 million).
This includes €506 million (2023: €434 million) related to the Horlicks intangible amortisation in India.
The Group's future tax charge and effective tax rate could be affected by several factors, including changes in tax laws and their interpretation, the implementation of the
OECD Pillars 1 and 2, EU and US tax changes, as well as the impact of acquisitions, disposals and restructuring of our business.
Pillar Two legislation applies to the Group for 2024 and we have accrued Pillar Two top-up tax of €9 million which is in line with the Group’s expectations in 2023 that the impact would be in the range of 0%–0.2% increase to the Group effective tax rate for 2024.
6B. DEFERRED TAX

Deferred tax is recognised using the liability method on taxable temporary differences between the tax base and the accounting base of items included in the balance sheet of the Group. Certain temporary differences are not provided for as follows:
■goodwill not deductible for tax purposes;
■the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and
■differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future.
The amount of deferred tax provided is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities, using tax rates enacted, or substantively enacted, at the year end.
The Group has applied the exemption to not recognise or disclose any deferred tax related to Pillar Two income taxes.
A deferred tax asset is recognised only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

Movements in 2024 and 2023	€ million As at 1 January 2024	€ million Income statement	€ million Other	€ million As at 31 December 2024	€ million As at 1 January 2023	€ million Income statement	€ million Other	€ million As at 31 December 2023
Pensions and similar obligations	(514)	(12)	(104)	(630)	(613)	(90)	189	(514)
Provisions and accruals	805	168	(35)	938	741	103	(39)	805
Goodwill and intangible assets	(3,697)	(45)	(121)	(3,863)	(3,848)	(10)	161	(3,697)
Accelerated tax depreciation	(572)	(20)	8	(584)	(700)	47	81	(572)
Tax losses	234	190	(9)	415	231	(3)	6	234
Fair value gains	(40)	(3)	(23)	(66)	(42)	–	2	(40)
Fair value losses	23	9	(20)	12	36	(2)	(11)	23
Share-based payments	246	(2)	29	273	194	30	22	246
Lease liability	189	(16)	8	181	237	(34)	(14)	189
Right of use asset	(166)	8	(3)	(161)	(201)	30	5	(166)
Other	610	(124)	(63)	423	639	(18)	(11)	610
	(2,882)	153	(333)	(3,062)	(3,326)	53	391	(2,882)
At the balance sheet date, the Group had unused tax losses of €2,245 million (2023: €1,313 million) and tax credits amounting to €795 million (2023: €832 million)
available for offset against future taxable profits. Deferred tax assets have not been recognised in respect of unused tax losses of €695 million (2023: €602 million)
and tax credits of €502 million (2023: €418 million), as it is not probable that there will be future taxable profits within the entities against which the losses and credits can be utilised. Of these losses, €246 million (2023: €168 million) have expiry dates, being corporate income tax losses in the US, Korea and China which expire between now and 2043.
Where deferred tax assets have been recognised in respect of losses, the evidence considered includes the reason for the loss, potential planning strategies to utilise the loss, including where permitted merger with other profitable entities and the availability of future taxable profits against which the losses can be utilised. Profit forecasts used are consistent with those used in other areas of the business.
Deferred tax assets have not been recognised in respect of other deductible temporary differences of €986 million (2023: €515 million) as it is not expected they will be utilised. Of these differences, €868 million (2023: €409 million) relates to limitation on the deduction of interest expenses. There is no expiry date for these differences.
At the balance sheet date, the aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised was €2,013 million (2023: €2,610 million). No liability has been recognised in respect of these differences because the Group is in a position to control the timing of the reversal of the temporary differences, and it is probable that such differences will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred income taxes relate to the same fiscal authority. The following amounts, determined after appropriate offsetting, are shown in the consolidated balance sheet:

Deferred tax assets and liabilities	€ million Assets 2024	€ million Assets 2023	€ million Liabilities 2024	€ million Liabilities 2023	€ million Total 2024	€ million Total 2023
Pensions and similar obligations	(158)	199	(472)	(713)	(630)	(514)
Provisions and accruals	510	503	428	302	938	805
Goodwill and intangible assets	286	51	(4,149)	(3,748)	(3,863)	(3,697)
Accelerated tax depreciation	(38)	(18)	(546)	(554)	(584)	(572)
Tax losses	395	201	20	33	415	234
Fair value gains	(22)	(1)	(44)	(39)	(66)	(40)
Fair value losses	–	–	12	23	12	23
Share-based payments	118	84	155	162	273	246
Lease liability	81	94	100	95	181	189
Right of use asset	(83)	(92)	(78)	(74)	(161)	(166)
Other	191	92	232	518	423	610
	1,280	1,113	(4,342)	(3,995)	(3,062)	(2,882)
Of which deferred tax to be recovered/(settled) after more than 12 months	879	756	(4,581)	(4,199)	(3,702)	(3,443)
6C. TAX ON ITEMS RECOGNISED IN EQUITY OR OTHER COMPREHENSIVE INCOME

Income tax is recognised in equity or other comprehensive income for items recognised directly in equity or other comprehensive income.
Tax effects directly recognised in equity or other comprehensive income were as follows:

Movements in 2024 and 2023	€ million Before tax 2024	€ million Tax (charge)/ credit 2024	€ million After tax 2024	€ million Before tax 2023	€ million Tax (charge)/ credit 2023	€ million After tax 2023
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income	60	–	60	(38)	10	(28)
Cash flow hedges	253	(43)	210	(10)	(17)	(27)
Remeasurement of defined benefit pension plans	318	(54)	264	(745)	235	(510)
Currency retranslation gains/(losses)	1,420	(31)	1,389	(1,460)	(1)	(1,461)
	2,051	(128)	1,923	(2,253)	227	(2,026)